Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Earnings Per Share
The following table presents the calculation of basic and diluted earnings per share for the periods indicated.

	For the Years Ended December 31,
(In thousands, except per share data)	2017	2016	2015
Earnings per common share - basic
Net income	$142,413	$186,777	$142,844
Preferred stock dividends	(9,095)	(7,977)	—
Dividends and undistributed earnings allocated to unvested restricted shares	(1,210)	(1,872)	(1,680)
Net income allocated to common shareholders - basic	$132,108	$176,928	$141,164
Weighted average common shares outstanding	50,640	40,948	38,214
Earnings per common share - basic	2.61	4.32	3.69

Earnings per common share - diluted
Net income allocated to common shareholders - basic	$132,108	$176,928	$141,164
Dividends and undistributed earnings allocated to unvested restricted shares	(1)	(37)	(48)
Net income allocated to common shareholders - diluted	$132,107	$176,891	$141,116
Weighted average common shares outstanding	50,640	40,948	38,214
Dilutive potential common shares	352	158	96
Weighted average common shares outstanding - diluted	50,992	41,106	38,310
Earnings per common share - diluted	$2.59	$4.30	$3.68